OTHER FINANCIAL ASSETS - Disclosure of other financial assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Other current financial assets	$ 7,014	$ 3,583
Other non current financial assets	2,902	5,298
Marketable securities [Member]
Disclosure of financial assets [line items]
Other current financial assets	3,110	1,791
Copper price options [Member]
Disclosure of financial assets [line items]
Other current financial assets	3,904	1,514
Fuel call options [Member]
Disclosure of financial assets [line items]
Other current financial assets	0	278
Investment in private companies [Member]
Disclosure of financial assets [line items]
Other non current financial assets	1,200	1,200
Reclamation deposits [Member]
Disclosure of financial assets [line items]
Other non current financial assets	434	2,825
Restricted cash [Member]
Disclosure of financial assets [line items]
Other non current financial assets	$ 1,268	$ 1,273